Bank Loans - Schedule of Movement of Bank Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Bank Loans [Abstract]
Beginning balance	$ 55,791	$ 36,130	$ 47,655
Additions	73,961	66,844	37,876
Repayments	(50,152)	(46,464)	(48,661)
Foreign currency translation adjustment	1,653	(719)	(740)
Total	$ 81,253	$ 55,791	$ 36,130